Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 250,689	$ 155,153
Securities available-for-sale, at estimated fair value	785,032	1,385,328
Securities held-to-maturity, net (estimated fair value of $839,064 and $198,893 at December 31, 2013 and December 31, 2012, respectively)	831,819	179,922
Loans receivable, net	12,882,544	10,306,786
Loans held-for-sale	8,273	28,233
Stock in the Federal Home Loan Bank	178,126	150,501
Accrued interest receivable	47,448	45,144
Other real estate owned	8,516	8,093
Office properties and equipment, net	138,105	91,408
Net deferred tax asset	216,206	150,006
Bank owned life insurance	152,788	113,941
Goodwill and Intangible assets	109,129	99,222
Other assets	14,395	8,837
Total assets	15,623,070	12,722,574
Liabilities:
Deposits	10,718,811	8,768,857
Borrowed funds	3,367,274	2,705,652
Advance payments by borrowers for taxes and insurance	67,154	52,707
Other liabilities	135,504	128,541
Total liabilities	14,288,743	11,655,757
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.01 par value, 50,000,000 authorized shares; none issued	0	0
Common stock, $0.01 par value, 200,000,000 shares authorized; 143,937,917 and 118,020,280 issued; 138,449,434 and 111,915,882 outstanding at December 31, 2013 and December 31, 2012, respectively	596	532
Additional paid-in capital	721,689	533,858
Retained earnings	734,563	644,923
Treasury stock, at cost; 5,488,483 and 6,104,398 shares at December 31, 2013 and December 31, 2012, respectively	(67,046)	(73,692)
Unallocated common stock held by the employee stock ownership plan	(29,779)	(31,197)
Accumulated other comprehensive loss	(25,696)	(7,607)
Total stockholders' equity	1,334,327	1,066,817
Total Liabilities and Stockholders' Equity	$ 15,623,070	$ 12,722,574